Share Based Compensation - Schedule of Share-Based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Grant Shares [Member]
Schedule of Share-Based Compensation [Line Items]
Share-based compensation	$ 155,990
2023 Share Incentive Plan [Member]
Schedule of Share-Based Compensation [Line Items]
Share-based compensation	$ 5,003,000